REPORT OF
INDEPENDENT
REGISTERED
PUBLIC
ACCOUNTING
FIRM


To the Board of
Trustees of
Northern Lights
Fund Trust II
and the
Shareholders of
Dynamic U.S.
Opportunity Fund
and Dynamic
International
Opportunity Fund


In planning and
performing our
audits of the
financial statements
of Dynamic U.S.
Opportunity Fund
and Dynamic
International
Opportunity Fund
each a series of
shares of beneficial
interest in Northern
Lights Fund Trust II
(the Funds) as of
November 30 2018
and for the year then
ended in accordance
with the standards of
the Public Company
Accounting
Oversight Board
(United States)
(PCAOB) we
considered the
Funds internal
control over financial
reporting including
controls over
safeguarding
securities as a basis
for designing our
auditing procedures
for the purpose of
expressing our
opinion on the
financial statements
and to comply with
the requirements of
Form N-CEN but not
for the purpose of
expressing an
opinion on the
effectiveness of the
Funds internal
control over financial
reporting.
Accordingly we
express no such
opinion.

The management of
the Funds is
responsible for
establishing and
maintaining effective
internal control over
financial reporting.
In fulfilling this
responsibility
estimates and
judgments by
management are
required to assess
the expected
benefits and related
costs of controls.  A
companys internal
control over financial
reporting is a
process designed to
provide reasonable
assurance regarding
the reliability of
financial reporting
and the preparation
of financial
statements for
external purposes in
accordance with
accounting principles
generally accepted
in the United States
of America (GAAP).
A companys internal
control over financial
reporting includes
those policies and
procedures that (1)
pertain to the
maintenance of
records that in
reasonable detail
accurately and fairly
reflect the
transactions and
dispositions of the
assets of the
company; (2)
provide reasonable
assurance that
transactions are
recorded as
necessary to permit
preparation of the
financial statements
in accordance with
GAAP and that
receipts and
expenditures of the
company are being
made only in
accordance with
authorizations of
management and
trustees of the
company; and (3)
provide reasonable
assurance regarding
prevention or timely
detection of
unauthorized
acquisition use or
disposition of a
companys assets
that could have a
material effect on the
financial statements.

Because of inherent
limitations internal
control over financial
reporting may not
prevent or detect
misstatements.  Also
projections of any
evaluation of
effectiveness to
future periods are
subject to the risk
that controls may
become inadequate
because of changes
in conditions or that
the degree of
compliance with the
policies or
procedures may
deteriorate.

A deficiency in
internal control over
financial reporting
exists when the
design or operation
of a control does not
allow management
or employees in the
normal course of
performing their
assigned functions
to prevent or detect
misstatements on a
timely basis.  A
material weakness is
a deficiency or
combination of
deficiencies in
internal control over
financial reporting
such that there is a
reasonable
possibility that a
material
misstatement of the
Funds annual or
interim financial
statements will not
be prevented or
detected on a timely
basis.


Our consideration of
the Funds internal
control over financial
reporting was for the
limited purpose
described in the first
paragraph and
would not
necessarily disclose
all deficiencies in
internal control that
might be material
weaknesses under
standards
established by the
PCAOB.  However
we noted no
deficiencies in the
Funds internal
control over financial
reporting and its
operation including
controls over
safeguarding
securities that we
consider to be a
material weakness
as defined above as
of November 30
2018.

This report is
intended solely for
the information and
use of management
the shareholders of
Dynamic U.S.
Opportunity Fund
and Dynamic
International
Opportunity Fund
the Board of
Trustees of Northern
Lights Fund Trust II
and the Securities
and Exchange
Commission and is
not intended to be
and should not be
used by anyone
other than these
specified parties.



/S/ BBD LLP


Philadelphia
Pennsylvania
January 28 2019